Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2017	2018
A	29%	28%
B	29%	28%
C	16%	11%
D	20%	23%
Total	94%	90%